Other disclosures - Schedule of changes in financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	€ 1,227
Purchases/Settlements	557
Sales/Amortisation	(143)
Changes in fair value recognized in profit or loss	(28)
Changes in fair value recognised in equity	0
Level reclassifications	(137)
Other	(43)
Financial liabilities, at fair value, period ending	1,433
Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	10,351	€ 8,290
Purchases/Settlements	4,520	4,558
Sales/Amortisation	(3,031)	(3,783)
Changes in fair value recognized in profit or loss	132	85
Changes in fair value recognised in equity	(123)	(222)
Level reclassifications		809
Level reclassifications	(551)
Other	(103)	251
Financial assets, at fair value, period ending	11,195	9,988
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	1,227	925
Purchases/Settlements		304
Sales/Amortisation		(106)
Changes in fair value recognized in profit or loss		(93)
Changes in fair value recognised in equity		0
Level reclassifications		(82)
Other		(128)
Financial liabilities, at fair value, period ending	1,433	820
Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	869	415
Purchases/Settlements	293	304
Sales/Amortisation	(135)	(101)
Changes in fair value recognized in profit or loss	(46)	(91)
Changes in fair value recognised in equity	0	0
Level reclassifications	(166)	(118)
Other	(13)	(7)
Financial liabilities, at fair value, period ending	802	402
Level 3 | Financial liabilities held for trading | Derivatives
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	869	415
Purchases/Settlements	293	304
Sales/Amortisation	(135)	(101)
Changes in fair value recognized in profit or loss	(46)	(91)
Changes in fair value recognised in equity	0	0
Level reclassifications	(166)	(118)
Other	(13)	(7)
Financial liabilities, at fair value, period ending	802	402
Level 3 | Financial liabilities held for trading | Swaps
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	388	235
Purchases/Settlements	84	104
Sales/Amortisation	(23)	(70)
Changes in fair value recognized in profit or loss	(52)	(25)
Changes in fair value recognised in equity	0	0
Level reclassifications	(93)	(97)
Other	0	(14)
Financial liabilities, at fair value, period ending	304	133
Level 3 | Financial liabilities held for trading | Exchange rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	8	0
Purchases/Settlements	0	24
Sales/Amortisation	(1)	(24)
Changes in fair value recognized in profit or loss	(4)	0
Changes in fair value recognised in equity	0	0
Level reclassifications	(2)
Level reclassifications		0
Other	(1)	0
Financial liabilities, at fair value, period ending	0	0
Level 3 | Financial liabilities held for trading | Interest rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	139	19
Purchases/Settlements	1	7
Sales/Amortisation	(19)	(1)
Changes in fair value recognized in profit or loss	7	(3)
Changes in fair value recognised in equity	0	0
Level reclassifications	(64)
Level reclassifications		0
Other	1	0
Financial liabilities, at fair value, period ending	65	22
Level 3 | Financial liabilities held for trading | Index and securities options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	187	42
Purchases/Settlements	1	38
Sales/Amortisation	(17)	(6)
Changes in fair value recognized in profit or loss	71	3
Changes in fair value recognised in equity	0	0
Level reclassifications	(7)	(21)
Other	(13)	7
Financial liabilities, at fair value, period ending	222	63
Level 3 | Financial liabilities held for trading | Other Derivatives
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	147	119
Purchases/Settlements	207	131
Sales/Amortisation	(75)	0
Changes in fair value recognized in profit or loss	(68)	(66)
Changes in fair value recognised in equity	0	0
Level reclassifications	0
Level reclassifications		0
Other	0	0
Financial liabilities, at fair value, period ending	211	184
Level 3 | Hedging instruments [member]
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	6	14
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(1)	3
Changes in fair value recognised in equity	0	0
Level reclassifications	0
Level reclassifications		36
Other	0	0
Financial liabilities, at fair value, period ending	5	53
Level 3 | Hedging instruments [member] | Swaps
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	6	14
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(2)	3
Changes in fair value recognised in equity	0	0
Level reclassifications	0
Level reclassifications		36
Other	0	0
Financial liabilities, at fair value, period ending	4	53
Level 3 | Hedging instruments [member] | Interest rate options
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	1
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	0
Financial liabilities, at fair value, period ending	1
Level 3 | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	29	151
Purchases/Settlements	264	0
Sales/Amortisation	(8)	(5)
Changes in fair value recognized in profit or loss	38	1
Changes in fair value recognised in equity	0	0
Level reclassifications	29	0
Other	0	(147)
Financial liabilities, at fair value, period ending	352	0
Level 3 | Liabilities under insurance contracts
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	323	345
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(19)	(6)
Changes in fair value recognised in equity	0	0
Level reclassifications	0
Level reclassifications		0
Other	(30)	26
Financial liabilities, at fair value, period ending	274	365
Financial assets held for trading | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	2,086	383
Purchases/Settlements	726	198
Sales/Amortisation	(194)	(72)
Changes in fair value recognized in profit or loss	33	77
Changes in fair value recognised in equity	0	0
Level reclassifications		303
Level reclassifications	(566)
Other	(42)	151
Financial assets, at fair value, period ending	2,043	1,040
Financial assets held for trading | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	914	42
Purchases/Settlements	84	52
Sales/Amortisation	(2)	(4)
Changes in fair value recognized in profit or loss	(18)	1
Changes in fair value recognised in equity	0	0
Level reclassifications		316
Level reclassifications	(428)
Other	(16)	6
Financial assets, at fair value, period ending	534	413
Financial assets held for trading | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1	1
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial assets, at fair value, period ending	1	1
Financial assets held for trading | Level 3 | Derivatives
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,147	340
Purchases/Settlements	367	146
Sales/Amortisation	(168)	(68)
Changes in fair value recognized in profit or loss	49	77
Changes in fair value recognised in equity	0	0
Level reclassifications	(168)	(13)
Other	(26)	(1)
Financial assets, at fair value, period ending	1,201	481
Financial assets held for trading | Level 3 | Swaps
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	577	139
Purchases/Settlements	281	0
Sales/Amortisation	(94)	(3)
Changes in fair value recognized in profit or loss	(3)	93
Changes in fair value recognised in equity	0	0
Level reclassifications	38
Level reclassifications		0
Other	0	(12)
Financial assets, at fair value, period ending	799	217
Financial assets held for trading | Level 3 | Exchange rate options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	9	4
Purchases/Settlements	0	0
Sales/Amortisation	(1)	0
Changes in fair value recognized in profit or loss	3	(1)
Changes in fair value recognised in equity	0	0
Level reclassifications	(2)	0
Other	(1)	0
Financial assets, at fair value, period ending	8	3
Financial assets held for trading | Level 3 | Interest rate options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	153	39
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(16)	(10)
Changes in fair value recognised in equity	0	0
Level reclassifications	(107)	0
Other	0	0
Financial assets, at fair value, period ending	30	29
Financial assets held for trading | Level 3 | Index and securities options
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	235	48
Purchases/Settlements	11	52
Sales/Amortisation	(47)	0
Changes in fair value recognized in profit or loss	79	3
Changes in fair value recognised in equity	0	0
Level reclassifications	(66)	(23)
Other	(16)	5
Financial assets, at fair value, period ending	196	85
Financial assets held for trading | Level 3 | Other Derivatives
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	173	110
Purchases/Settlements	75	94
Sales/Amortisation	(26)	(65)
Changes in fair value recognized in profit or loss	(14)	(8)
Changes in fair value recognised in equity	0	0
Level reclassifications		10
Level reclassifications	(31)
Other	(9)	6
Financial assets, at fair value, period ending	168	147
Financial assets held for trading | Level 3 | Loans and advances to customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	24
Purchases/Settlements	275
Sales/Amortisation	(24)
Changes in fair value recognized in profit or loss	2
Changes in fair value recognised in equity	0
Level reclassifications	30
Other	0
Financial assets, at fair value, period ending	307
Financial assets at fair value through profit and loss | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	181	427
Purchases/Settlements	593	0
Sales/Amortisation	(126)	0
Changes in fair value recognized in profit or loss	28	(40)
Changes in fair value recognised in equity	0	0
Level reclassifications	61
Level reclassifications		0
Other	(28)	30
Financial assets, at fair value, period ending	709	417
Financial assets at fair value through profit and loss | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	150	422
Purchases/Settlements	405	0
Sales/Amortisation	(123)	0
Changes in fair value recognized in profit or loss	36	(40)
Changes in fair value recognised in equity	0	0
Level reclassifications	61
Level reclassifications		0
Other	(44)	30
Financial assets, at fair value, period ending	485	412
Financial assets at fair value through profit and loss | Level 3 | Loans and advances to customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	31	5
Purchases/Settlements	188	0
Sales/Amortisation	(3)	0
Changes in fair value recognized in profit or loss	(8)	0
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	16	0
Financial assets, at fair value, period ending	224	5
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	2,095	1,833
Purchases/Settlements	167	163
Sales/Amortisation	(189)	(116)
Changes in fair value recognized in profit or loss	71	48
Changes in fair value recognised in equity	0	0
Level reclassifications	(69)	0
Other	20	(16)
Financial assets, at fair value, period ending	2,095	1,912
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	313	325
Purchases/Settlements	5	32
Sales/Amortisation	(73)	(25)
Changes in fair value recognized in profit or loss	2	3
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	(3)	2
Financial assets, at fair value, period ending	244	337
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,495	1,269
Purchases/Settlements	119	72
Sales/Amortisation	(19)	(28)
Changes in fair value recognized in profit or loss	24	61
Changes in fair value recognised in equity	0	0
Level reclassifications	71
Level reclassifications		0
Other	29	(27)
Financial assets, at fair value, period ending	1,719	1,347
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3 | Loans and advances to customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	287	239
Purchases/Settlements	43	59
Sales/Amortisation	(97)	(63)
Changes in fair value recognized in profit or loss	45	(16)
Changes in fair value recognised in equity	0	0
Level reclassifications	(140)	0
Other	(6)	9
Financial assets, at fair value, period ending	132	228
Financial assets at fair value through other comprehensive income | Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	5,989	5,647
Purchases/Settlements	3,034	4,197
Sales/Amortisation	(2,522)	(3,595)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(123)	(222)
Level reclassifications	23	505
Other	(53)	86
Financial assets, at fair value, period ending	6,348	6,618
Financial assets at fair value through other comprehensive income | Level 3 | Debt instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	559	229
Purchases/Settlements	186	0
Sales/Amortisation	(2)	(3)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(17)	(1)
Level reclassifications	7	32
Other	(56)	6
Financial assets, at fair value, period ending	677	263
Financial assets at fair value through other comprehensive income | Level 3 | Equity instruments
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	492	700
Purchases/Settlements	3	1
Sales/Amortisation	(15)	(2)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(126)	(244)
Level reclassifications	0	0
Other	1	41
Financial assets, at fair value, period ending	355	496
Financial assets at fair value through other comprehensive income | Level 3 | Loans and advances to customers
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	4,938	4,718
Purchases/Settlements	2,845	4,196
Sales/Amortisation	(2,505)	(3,590)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	20	23
Level reclassifications	16	473
Other	2	39
Financial assets, at fair value, period ending	€ 5,316	€ 5,859